UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_3/31/01________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  5/10/01
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 166

Form 13F Information Table Value Total: $  149,239
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1			028-05789  	Daniel F. Flowers
 2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104       47     8300 SH       SOLE                     8300
                                                                90    15750 SH       OTHER   1,2,3                    15750
AT & T Corp                    COM              001957109       52     2450 SH       SOLE                     2450
                                                               200     9375 SH       OTHER                             9375
Abbott Laboratories            COM              002824100      538    11400 SH       SOLE                    11400
Aegon N V                      COM              007924103      222     7604 SH       SOLE                     7604
Aetna U.S. Healthcare          COM              00817Y108       74     2053 SH       SOLE                     2053
                                                               510    14200 SH       OTHER   1,2,3                    14200
Agilent Techologies            COM              00846U101       91     2958 SH       SOLE                     2958
                                                               440    14329 SH       OTHER   1,2,3                    14329
Albertsons Inc                 COM              013104104       74     2340 SH       SOLE                     2340
                                                               286     9000 SH       OTHER   1,2,3                     9000
Allstate Corp                  COM              020002101       75     1800 SH       SOLE                     1800
                                                               761    18156 SH       OTHER   1,2,3                    18156
American International Group   COM              026874107       89     1106 SH       SOLE                     1106
                                                              1883    23389 SH       OTHER   1,2,3                    23389
Andersons Inc                  COM              034164103      233    26300 SH       OTHER   1,2,3                    26300
BMC Software Inc               COM              055921100       86     4020 SH       SOLE                     4020
                                                               925    43000 SH       OTHER   1,2,3                    43000
Bank Amer Corp                 COM              060505104      227     4142 SH       SOLE                     4142
                                                               219     4000 SH       OTHER                             4000
Bank One Corp                  COM              06423A103      275     7598 SH       SOLE                     7598
                                                              2058    56889 SH       OTHER   1,2,3                    56889
Benchmark Electronics          COM              08160H101       27     1400 SH       SOLE                     1400
                                                              2449   125600 SH       OTHER   1,2,3                   125600
Bristol Myers Squibb           COM              110122108       53      890 SH       SOLE                      890
                                                               663    11160 SH       OTHER   1,2,3                    11160
Brunswick Corp                 COM              117043109       59     3000 SH       SOLE                     3000
                                                               157     8000 SH       OTHER                             8000
Brush Engineered Materials Inc COM              117421107      336    18000 SH       OTHER   1,2,3                    18000
Cisco Systems Inc              COM              17275R102     2644   167240 SH       OTHER   1,2,3                   167240
Coastal Bancorp Inc            COM              19041P105     7227   269520 SH       OTHER   1,2,3                   269520
Coca Cola Co                   COM              191216100       90     2000 SH       SOLE                     2000
                                                              1445    32000 SH       OTHER   1,2,3                    32000
Compaq Computer                COM              204493100       18     1000 SH       SOLE                     1000
                                                               612    33600 SH       OTHER   1,2,3                    33600
Conagra Foods Inc              COM              205887102      491    26940 SH       SOLE                    26940
                                                               846    46400 SH       OTHER   1,2,3                    46400
Conoco Inc Cl B                COM              208251405      154     5462 SH       SOLE                     5462
                                                              8699   307930 SH       OTHER   1,2,3                   307930
Cooper Cameron Corp            COM              216640102      405     7500 SH       OTHER   1,2,3                     7500
Cooper Tire & Rubber           COM              216831107      355    31280 SH       SOLE                    31280
                                                               850    74900 SH       OTHER   1,2,3                    74900
Delta Airlines Inc             COM              247361108       63     1590 SH       SOLE                     1590
                                                               486    12300 SH       OTHER   1,2,3                    12300
Diamond Offshore Drilling      COM              25271C102      305     7746 SH       SOLE                     7746
                                                               236     6000 SH       OTHER   1,2,3                     6000
Disney                         COM              254687106       51     1800 SH       SOLE                     1800
                                                               721    25200 SH       OTHER   1,2,3                    25200
Du Pont E I de Nemours         COM              263534109       87     2140 SH       SOLE                     2140
                                                              5075   124692 SH       OTHER   1,2,3                   124692
Electronic Data Systems        COM              285661104      335     6000 SH       SOLE                     6000
                                                              2179    39000 SH       OTHER   1,2,3                    39000
Entrust Technologies Inc       COM              293848107       91    11000 SH       SOLE                    11000
Exxon Mobil                    COM              30231G102      845    10431 SH       SOLE                    10431
                                                              3668    45280 SH       OTHER   1,2,3                    45280
Fifth Third Bancorp            COM              316773100      775    14509 SH       SOLE                    14509
                                                              2505    46875 SH       OTHER   1,2,3                    46875
First Data Corp                COM              319963104      388     6500 SH       OTHER                             6500
Florida East Coast Industries  COM              340632207      268     8733 SH       OTHER   1,2,3                     8733
General Electric Co            COM              369604103      251     6000 SH       SOLE                     6000
                                                              1617    38640 SH       OTHER                            38640
Georgia Pacific Corp           COM              373298108     1263    42956 SH       SOLE                    42956
Georgia Pacific Timber Group   COM              373298702      591    20583 SH       SOLE                    20583
HCA - The Healthcare Company   COM              404119109       16      400 SH       SOLE                      400
                                                              1460    36259 SH       OTHER   1,2,3                    36259
HCC Insurance Holdings Inc     COM              404132102       22      850 SH       SOLE                      850
                                                               555    21000 SH       OTHER   1,2,3                    21000
Halliburton Co                 COM              406216101      617    16800 SH       OTHER   1,2,3                    16800
Heinz H J Co                   COM              423074103       68     1700 SH       SOLE                     1700
                                                               722    17950 SH       OTHER   1,2,3                    17950
Hershey Foods Corp             COM              427866108       46      670 SH       SOLE                      670
                                                              1165    16800 SH       OTHER   1,2,3                    16800
Hewlett-Packard Co             COM              428236103      435    13900 SH       SOLE                    13900
                                                              2352    75200 SH       OTHER   1,2,3                    75200
Hlth Mgt Assoc Inc Cl A        COM              421933102      354    22775 SH       OTHER                            22775
Home Depot Inc                 COM              437076102       48     1125 SH       SOLE                     1125
                                                              2945    68325 SH       OTHER   1,2,3                    68325
Intel Corp                     COM              458140100      526    20000 SH       SOLE                    20000
                                                              3463   131600 SH       OTHER   1,2,3                   131600
International Business Machine COM              459200101      166     1725 SH       SOLE                     1725
                                                               635     6600 SH       OTHER   1,2,3                     6600
Johnson & Johnson              COM              478160104      162     1850 SH       SOLE                     1850
                                                              3420    39100 SH       OTHER   1,2,3                    39100
Johnson Controls Inc           COM              478366107       79     1270 SH       SOLE                     1270
                                                               219     3500 SH       OTHER                             3500
Kent Electronics Corp          COM              490553104       11      600 SH       SOLE                      600
                                                               686    38120 SH       OTHER   1,2,3                    38120
Kimberley-Clark Corp           COM              494368103      393     5800 SH       SOLE                     5800
Lucent Technologies            COM              549463107       21     2128 SH       SOLE                     2128
                                                                96     9620 SH       OTHER                             9620
Masco Corp                     COM              574599106      241    10000 SH       SOLE                    10000
Mattel Inc.                    COM              577081102       11      600 SH       SOLE                      600
                                                               186    10496 SH       OTHER   1,2,3                    10496
McDonalds Corp                 COM              580135101      113     4260 SH       SOLE                     4260
                                                              1274    48000 SH       OTHER   1,2,3                    48000
Merck & Co Inc                 COM              589331107      933    12290 SH       SOLE                    12290
                                                              3643    48000 SH       OTHER   1,2,3                    48000
MicroSoft Corp                 COM              594918104     1016    18579 SH       SOLE                    18579
                                                              5071    92730 SH       OTHER   1,2,3                    92730
Minnesota Mining & Mfg Co      COM              604059105      218     2100 SH       SOLE                     2100
Morgan Stanley Dean Witter & C COM              617446448       54     1000 SH       SOLE                     1000
                                                              1081    20200 SH       OTHER   1,2,3                    20200
Motorola Inc                   COM              620076109       36     2540 SH       SOLE                     2540
                                                               118     8250 SH       OTHER                             8250
Nabors Ind Inc                 COM              629568106      518    10000 SH       SOLE                    10000
                                                               933    18000 SH       OTHER   1,2,3                    18000
Nasdaq-100 Trust               COM              631100104      775    19800 SH       SOLE                    19800
                                                              2780    71000 SH       OTHER   1,2,3                    71000
Nike, Inc Cl B                 COM              654106103      203     5000 SH       SOLE                     5000
                                                               681    16800 SH       OTHER   1,2,3                    16800
Norfolk Southern               COM              655844108      251    15000 SH       OTHER   1,2,3                    15000
O I Corp                       COM              670841105      143    51000 SH       OTHER   1,2,3                    51000
Oracle Corp                    COM              68389X105      419    28000 SH       OTHER                            28000
Palm Inc                       COM              696642107       81     9641 SH       SOLE                     9641
                                                               196    23360 SH       OTHER   1,2,3                    23360
PepsiCo Inc                    COM              713448108      440    10000 SH       OTHER                            10000
Pfizer Inc                     COM              717081103       18      450 SH       SOLE                      450
                                                              2333    56960 SH       OTHER   1,2,3                    56960
Pharmacia Corp                 COM              71713U102      267     5300 SH       SOLE                     5300
Phelps Dodge Corp.             COM              717265102       56     1400 SH       SOLE                     1400
                                                               643    16000 SH       OTHER   1,2,3                    16000
Philip Morris Co Inc           COM              718154107      320     6750 SH       OTHER                             6750
Photronics Inc                 COM              719405102      278    11280 SH       SOLE                    11280
Precision Drilling Corp        COM              74022D100      986    27652 SH       SOLE                    27652
                                                              3264    91500 SH       OTHER   1,2,3                    91500
Schering-Plough Corp           COM              806605101       27      750 SH       SOLE                      750
                                                               258     7050 SH       OTHER   1,2,3                     7050
Schlumberger Ltd               COM              806857108      167     2900 SH       SOLE                     2900
                                                              4286    74400 SH       OTHER   1,2,3                    74400
Sears Roebuck & Co             COM              812387108       50     1430 SH       SOLE                     1430
                                                               346     9800 SH       OTHER   1,2,3                     9800
Sherwin-Williams Co            COM              824348106       47     1832 SH       SOLE                     1832
                                                               357    14000 SH       OTHER   1,2,3                    14000
Sky Financial Group            COM              83080P103      761    44616 SH       SOLE                    44616
                                                             18345  1075181 SH       OTHER   1,2,3                  1075181
Smith International            COM              832110100      527     7500 SH       OTHER   1,2,3                     7500
Software Spectrum, Inc.        COM              833960107        7      640 SH       SOLE                      640
                                                               756    70750 SH       OTHER   1,2,3                    70750
Solectron Corp                 COM              834182107       48     2500 SH       SOLE                     2500
                                                               916    48200 SH       OTHER   1,2,3                    48200
Southwest Airlines Co          COM              844741108       56     3149 SH       SOLE                     3149
                                                              1003    56531 SH       OTHER   1,2,3                    56531
St Joe Corp                    COM              790148100      862    37800 SH       OTHER   1,2,3                    37800
Sysco Corp                     COM              871829107      679    25600 SH       SOLE                    25600
Tellabs Inc                    COM              879664100       18      450 SH       SOLE                      450
                                                               378     9300 SH       OTHER   1,2,3                     9300
Texaco Inc                     COM              881694103      121     1825 SH       SOLE                     1825
                                                              2975    44800 SH       OTHER   1,2,3                    44800
Transocean Sedco Forex         COM              G90078109       76     1760 SH       SOLE                     1760
                                                               624    14391 SH       OTHER   1,2,3                    14391
Trinity Industries Inc         COM              896522109      762    39067 SH       OTHER   1,2,3                    39067
USX-Marathon Group             COM              902905827       13      500 SH       SOLE                      500
                                                              1266    46980 SH       OTHER   1,2,3                    46980
Veritas Software               COM              923436109      206     4465 SH       OTHER   1,2,3                     4465
Vignette Corp                  COM              926734104       95    14730 SH       SOLE                    14730
Visteon Corp                   COM              92839U107       60     4000 SH       SOLE                     4000
                                                               188    12500 SH       OTHER                            12500
Wal-Mart Stores Inc            COM              931142103      101     2000 SH       SOLE                     2000
                                                              1515    30000 SH       OTHER   1,2,3                    30000
Walgreen Co                    COM              931422109      685    16800 SH       OTHER                            16800
Weingarten Realty Investors Sh COM              948741103       96     2262 SH       SOLE                     2262
                                                               296     7000 SH       OTHER   1,2,3                     7000
Worldcom Inc                   COM              98157D106       71     3780 SH       SOLE                     3780
                                                              1047    56000 SH       OTHER   1,2,3                    56000
FITB Put      50.00     08/18/ PUT              3167739TJ       43    14400 SH  PUT  SOLE                    14400